Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	R$ 360,614	R$ 389,571
Allowance for expected credit losses	(4,031)	(3,613)
Total current	356,583	385,958
Total noncurrent	520,758	442,867
Sale of sugarcane [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	43,953	35,732
Sale of grains and cottons [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	41,587	74,220
Sale of cotton [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	2,534
Sale of beef cattle [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	1,196	1,761
Leases of land [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	15,075	8,832
Sale of machinery [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	6,942	2,425
Sale of farms [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	249,327	266,601
Total noncurrent	R$ 520,758	R$ 442,867